SHARE-BASED COMPENSATION - General information (Details) $ in Thousands	12 Months Ended			43 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 executiveDirector non-executiveDirector
Disclosure Of Share-Based Payment Arrangements [Abstract]
Number of executive directors | executiveDirector				1
Number of non-executive directors | non-executiveDirector				7
Authorization period for share issuance	18 months
Share-based compensation | $	$ 11,248	$ 9,251	$ 6,392
Number of years since adoption	2 years
Award vesting period	4 years